Accrued liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Accrued Liabilities

(EUR thousand)	As of March 31
Accrued liabilities	2024	2023
Salaries and related items	29,579	28,248
Interest on external loans	3,477	12,674
Auditors, lawyers and consultants	4,238	4,379
Rent	1,924	1,747
IT Contracts	3,353	3,082
Other	6,040	4,267
Advertising and promotion	103	242
Total	48,714	54,639